Trade Payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade Payables [Abstract]
Schedule of Trade Payables
	December 31, 2025	December 31, 2024
Service providers and consumables	534,307	354,990
Related parties	30	-
Operational suppliers	304,618	91,800
Credit card transactions	4,655,769	2,893,134
Other suppliers	2,389	25,341
Total	5,497,113	3,365,265

Schedule of Credit Card Transactions
	December 31, 2025	December 31, 2024
Up to 30 days	1,493,794	1,523,603
From 31 to 60 days	953,940	173,767
From 61 to 90 days	651,186	188,148
From 91 to 180 days	1,057,386	403,034
From 181 to 365 days	485,028	558,295
Over 365 days	14,435	46,287
Total	4,655,769	2,893,134